Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Indefinite-lived Intangible Assets [Line Items]
Amortization of Intangible Assets		$ 500	$ 3,600	$ 17,700
Impairment of goodwill and intangibles	[1]	$ 0	$ 269,893	$ 0

[1]	Excluding depreciation and amortization.